Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 47,132,913	$ 78,713,885
Trade and other receivables	2,520,212	3,564,333
Inventory	2,041,310	2,000,808
Prepayments	2,281,545	1,859,797
Escrow reserves	1,719,720	794,500
Current asset excluding assets classified as held for sale	55,695,700	86,933,323
Assets classified as held for sale	2,185,146	2,219,952
Total current assets	57,880,846	89,153,275
Non-current assets
Property, plant and equipment	146,685,211	139,793,447
Investment securities at fair value through profit or loss	16,335,859	16,666,665
Right-of-use assets	6,712,454	4,484,521
Intangible assets	11,975,024	11,990,309
Other assets	1,048,221	1,053,834
Deferred Tax Asset	200,992	200,992
Total non-current assets	182,957,761	174,189,768
Total assets	240,838,607	263,343,043
Current liabilities
Trade and other payables	7,174,485	5,760,061
Contract liabilities	324,131	285,221
Lease liabilities	395,227	345,933
Borrowings	1,403,747	1,341,689
Current tax liabilities	107,458	107,458
Total current liabilities	9,405,048	7,840,362
Non-current liabilities
Contract liabilities	3,000,000	3,000,000
Lease liabilities	6,752,023	4,479,627
Derivative financial instruments	426,553	866,278
Borrowings	63,183,868	63,220,501
Total non-current liabilities	73,362,444	71,566,406
Total liabilities	82,767,492	79,406,768
Net assets	158,071,115	183,936,275
EQUITY
Contributed equity	338,426,226	338,425,286
Reserves	33,203,685	30,358,828
Accumulated losses	(213,558,796)	(184,847,839)
Total equity	$ 158,071,115	$ 183,936,275